UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2016

Date of reporting period: September 30, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
September 30, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.6%

	Shares	Value

Belgium — 1.5%
Anheuser-Busch InBev ADR	10,630	$1,396,888

Canada — 1.4%
Canadian Pacific Railway	8,555	1,306,349

Denmark — 1.9%
Novo Nordisk ADR	42,900	1,784,211

France — 1.1%
Christian Dior ADR	23,600	1,064,124

Netherlands — 1.2%
ASML Holding, Cl G	10,445	1,144,563

Switzerland — 6.2%
Nestle ADR	34,748	2,745,787
Novartis ADR	17,876	1,411,489
Roche Holding ADR	57,480	1,780,156

		5,937,432

United States — 86.3%

Consumer Discretionary — 8.3%
Comcast, Cl A	30,768	2,041,149
McDonald’s	11,123	1,283,149
NIKE, Cl B	15,860	835,029
Target	8,854	608,093
Twenty-First Century Fox Cl A	39,330	952,573
Twenty-First Century Fox, Cl B	11,491	284,287
Walt Disney	20,762	1,927,959

		7,932,239

Consumer Staples — 20.3%
Altria Group	53,017	3,352,265
Coca-Cola	83,712	3,542,692
Estee Lauder, Cl A	20,532	1,818,314
Kraft Heinz	4,495	402,347
PepsiCo	19,370	2,106,875
Philip Morris International	55,364	5,382,488
Procter & Gamble	14,228	1,276,963
Walgreens Boots Alliance	19,753	1,592,487

		19,474,431

Energy — 11.4%
Chevron	27,322	2,811,980
ConocoPhillips	20,624	896,525
Enterprise Products Partners (A)	36,980	1,021,758
Exxon Mobil	41,718	3,641,147
Occidental Petroleum	22,991	1,676,504

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
September 30, 2016
(Unaudited)

COMMON STOCK — continued

	Shares	Value

Energy — continued
Plains All American Pipeline (A)	27,100	$851,211

		10,899,125

Financials —14.1%
American Express	24,310	1,556,812
Berkshire Hathaway, Cl B *	2,109	304,687
BlackRock, Cl A	5,785	2,096,831
Chubb	21,081	2,648,828
Intercontinental Exchange	4,100	1,104,376
JPMorgan Chase	37,259	2,481,077
S&P Global	8,583	1,086,265
State Street	19,280	1,342,467
Wells Fargo	19,605	868,109

		13,489,452

Health Care — 6.1%
Abbott Laboratories	37,415	1,582,280
AbbVie	28,213	1,779,394
Celgene *	9,850	1,029,620
Gilead Sciences	12,221	966,926
UnitedHealth Group	3,500	490,000

		5,848,220

Industrials — 3.3%
Union Pacific	13,978	1,363,274
United Technologies	18,346	1,863,953

		3,227,227

Information Technology — 20.9%
Alphabet, Cl C *	2,750	2,137,548
Apple	44,394	5,018,742
Automatic Data Processing	5,175	456,435
Facebook, Cl A *	29,700	3,809,619
Microsoft	48,310	2,782,656
Oracle	26,219	1,029,882
Texas Instruments	39,201	2,751,126
VeriSign *	7,800	610,272
Visa, Cl A	17,900	1,480,330

		20,076,610

Materials — 1.9%
Air Products & Chemicals	3,734	561,369
Praxair	10,608	1,281,765

		1,843,134

		82,790,438

TOTAL COMMON STOCK (Cost $62,499,644)		95,424,005

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
September 30, 2016
(Unaudited)

SHORT-TERM INVESTMENTS (B) — 0.3%

	Shares	Value
JPMorgan 100% U.S. Treasury Securities Money Market Fund, 0.000%	50,290	$50,290
SEI Daily Income Trust Government Fund, Cl A, 0.220%	293,482	293,482

TOTAL SHORT-TERM INVESTMENTS (Cost $343,772)		343,772

TOTAL INVESTMENTS — 99.9% (Cost $62,843,416)†		$95,767,777

Percentages are based on Net Assets of $95,833,625.
*	Non-income producing security.
(A)	Security considered a Master Limited Partnership. At September 30, 2016, such securities amounted to $1,872,969, or 2.0% of Net Assets.
(B)	Rate shown is the 7-day effective yield as of September 30, 2016.

ADR — American Depositary Receipt

Cl — Class

†	At September 30, 2016, the tax basis cost of the Fund’s investments was $62,843,416, and the unrealized appreciation and depreciation were $34,441,357 and $(1,516,996) respectively.

As of September 30, 2016, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended September 30, 2016, there were no Level 3 securities.

For more information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

SAR-QH-001-0600

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie Michael Beattie
President

Date: November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: November 23, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: November 23, 2016